Offerings - Offering: 1	Mar. 06, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 9,301,560.55
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,284.55
Offering Note	A fee of $3,555.95 was paid in connection with the filing of the Schedule TO-I by Fundrise Innovation Fund, LLC (the “Fund”) (File No. 005-93831) on January 30, 2026 (the “Schedule TO”), which filing fee amount was based on the aggregate maximum purchase price for common shares of beneficial interest being offered to be purchased pursuant to the tender offer, based upon the estimated net asset value per common share as of January 29, 2026. The total transaction valuation reported in this amendment to the Schedule TO is lower than the transaction valuation of $25,749,126.44 reported in the Schedule TO. Accordingly, no filing fee is due with this amendment. This is the final amendment to the Schedule TO and is being filed to report the results of the offer.

Calculated as the aggregate maximum purchase price for common shares of beneficial interest tendered (509,395.43) based upon the net asset value per common share as of March 2, 2026 ($18.26).

Calculated as $138.10 per $1,000,000 of the Transaction Valuation.